Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2019
Disclosure of selling and marketing expenses [Abstract]
Selling and Marketing Expenses
Note 26 - Selling and Marketing Expenses

Composition

	Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions
Salaries and related expenses	241	277	278
Commissions	88	85	83
Advertising and public relations	36	38	46
Depreciation and amortization	33	86	155
Other	81	81	48
	479	567	610